UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2FT
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           United Kingdom
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Form 13F File Number:      028-11900
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

         /s/ Angus Milne          London, United Kingdom   May 15, 2013
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              4
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Form 13F Information Table Value Total:           $1,502,219
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
DISNEY WALT CO           COM DISNEY     254687106  270,803  4,767,652 SH       SOLE       N/A       4,767,652      0    0
MCGRAW HILL COS INC      COM            580645109   49,342    947,430 SH       SOLE       N/A         947,430      0    0
MOODYS CORP              COM            615369105  400,104  7,503,827 SH       SOLE       N/A       7,503,827      0    0
NEWS CORP                CL A           65248E104  781,970 25,629,967 SH       SOLE       N/A      25,629,967      0    0